SCHEDULE OF BUSINESS ACQUISITION PRO FORMA INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Net revenue	$ 1,935,611	$ 83,733,206
Net loss	305,443	$ (13,264,218)
Net loss per share - basic		$ (1.54)
Net loss per share - diluted		$ (1.54)
WuhaWuhan YoungWill Network Technology Co Ltd [Member]
Business Acquisition [Line Items]
Net revenue	91,497,992	$ 99,019,525
Net loss	$ (12,110,118)	$ (12,887,994)
Net loss per share - basic	$ (0.68)	$ (1.49)
Net loss per share - diluted	$ (0.68)	$ (1.49)